Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)	The components of income tax expense (benefit) were as follows for the periods indicated:

	Years Ended December 31,
	2023	2022	2021
Current expense	$(0.2)	$0.3	$0.3
Deferred expense (benefit)	0.2	(0.5)	—
Total income tax expense	$—	$(0.2)	$0.3

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2023	2022	2021
Federal income tax rate:	21.0%	21.0%	21.0%
Reconciling items:
Tax exempt interest	(2.5)	0.6	(1.3)
Dividend received deduction	(2.1)	0.5	(0.3)
Other	(0.8)	(0.3)	—
Effective income tax rate:	15.6%	21.8%	19.4%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2023	2022
Deferred tax assets
Deferred acquisition costs	$1.6	$1.6
Deferred gain on disposal of business	0.1	0.1
Investments, net	0.2	0.3
Net unrealized appreciation on securities	0.2	0.2
Other	0.2	0.3
Total deferred tax assets	2.3	2.5

Deferred tax liabilities
Net unrealized appreciation on securities	—	—
Total deferred tax liabilities	—	—
Net deferred income tax assets	$2.3	$2.5